INCOME TAXES 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	$ 72	$ 97	$ 94
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	7	29
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(1)	(26)	(4)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	10	3	5
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(9)	(9)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			(18)
Unrecognized Tax Benefits, Balance as of December 31	82	72	97
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(81)	(72)	(76)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	16	7	5
Unrecognized Tax Benefits, Interest on Income Taxes Expense		(3)	4
Unrecognized Tax Benefits, Income Tax Penalties Expense		(1)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3	3
Unrecognized Tax Benefits Income Tax Penalties Accrued	3	3
Accumulated undistributed earnings of non-U.S. subsidiaries	2,900
San Diego Gas and Electric Company and Subsidiary [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	7	5	14
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions			(3)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	4	2	3
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities			(9)
Unrecognized Tax Benefits, Balance as of December 31	12	7	5
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(12)	(7)	(5)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	12	7	5
Unrecognized Tax Benefits, Interest on Income Taxes Expense			3
Unrecognized Tax Benefits Interest On Income Taxes Accrued	1	1
Southern California Gas Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1		8	11
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions		2	5
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	5
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities		(10)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			(8)
Unrecognized Tax Benefits, Balance as of December 31	5		8
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(5)			(1)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	4
Unrecognized Tax Benefits, Interest on Income Taxes Expense		(1)	1
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 1	$ 1